Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 18,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	(a) Title of each class of securities to which transaction applies: Common Stock, $0.0001 par value per share, of the Registrant. (b) Aggregate number of securities to which transaction applies: Not applicable. (c) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"): Solely for the purpose of calculating the filing fee pursuant to Exchange Act Rule 0-11 (240.0-11(c)(2)), the underlying value of the transaction (the "Total Consideration") is based on the cash consideration of $18,000,000 payable to the Registrant in accordance with the terms of the Asset Purchase Agreement. Pursuant to Exchange Act Rule 0-11(c) and Section 14(g) of the Exchange Act, the filing fee equals the product of 0.00013810 multiplied by the Total Consideration.